Investments Accounted for Using the Equity Method - Additional Information (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Jul. 31, 2019 TWD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 SGD ($)	May 31, 2019 TWD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 TWD ($) shares	Apr. 30, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 TWD ($)	Mar. 31, 2019 USD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain recognized from remeasuring fair value of equity interest before business combination						$ 243,057	$ 8,126
Capital surplus									$ 138,910,363		$ 143,276,664		$ 4,644,279
Impairment losses on financial assets									400,201	$ 13,380	521,010	$ 50,206
Investments in joint ventures									$ 279,702		$ 180,494		9,351
ASE Test, Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate						50.97%	50.97%
Percentage of ownership									100.00%	100.00%	100.00%
ASE Test, Inc. [member] | Private Placement [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares						$ 250,000	$ 8,358
Shares subscribed | shares						100,000	100,000
Universal Global Technology Co., Limited [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares	$ 1,824,608	$ 61,003	$ 79,863
Percentage of ownership	42.23%	42.23%	42.23%						75.30%	75.30%	74.60%
ChipMos Technologies Inc [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate									20.48%	20.48%	20.47%
Capital surplus															$ 2,016	$ 67
Deca Technologies Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate									22.02%	22.02%	22.04%
ASE Embedded Electronics Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain recognized from remeasuring fair value of equity interest before business combination						$ 76,655	$ 2,563
Ordinary shares acquired				$ 150,000	$ 150,000
Consideration paid in cash for shares				$ 1,500,000	$ 50,150
Percentage of ownership interest in joint venture											51.00%
Percentage of ownership	100.00%	100.00%	100.00%
Investments in joint ventures											$ 180,494
Accumulated deficits compensated by capital reduction						$ 1,147,595	$ 38,368
ASE Embedded Electronics Inc. [member] | TDK Corporation [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Ordinary shares acquired		$ 6,000
SUMA-USI Electronics Co., Ltd. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in joint venture								49.00%
Investments in joint ventures									$ 283,236				$ 9,470	¥ 65,170
SUMA-USI Electronics Co., Ltd. [member] | Cancon Information Industry Co Ltd [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares | ¥								¥ 107,800